Putnam
California
Tax Exempt
Money Market Fund

ANNUAL REPORT ON PERFORMANCE AND OUTLOOK

9-30-02

[GRAPHIC OMITTED: YELLOW PEPPER]

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FROM THE TRUSTEES

[GRAPHIC OMITTED: PHOTO OF JOHN A. HILL AND GEORGE PUTNAM III]

Dear Fellow Shareholder:

During Putnam California Tax Exempt Money Market Fund's fiscal year ended September 30, 2002, money market funds remained popular repositories for the assets of investors seeking to ride out the ongoing volatility in the equity markets. Your fund's managers encountered their share of challenges in this environment as low interest rates and declining issuance made the task of maintaining high levels of current income somewhat difficult.

The task facing money market portfolio managers has been particularly difficult in California, where the state's above-average individual income-tax levels encourage more taxpayers to seek relief wherever they can find it. Among the most popular places, of course, are money market funds, where investor demand has been especially great, creating intense competition among funds for appropriate issues. Despite these pressures, your fund's managers retained their commitment to investing in high-quality securities.

During the period, the team made some subtle shifts in strategy. In the following report, the managers provide a detailed review of the factors that most significantly affected fund performance during the period and offer their thoughts on prospects for the fiscal year that has just begun.

Respectfully yours,

/S/ JOHN A. HILL                   /S/ GEORGE PUTNAM, III

John A. Hill                       George Putnam, III
Chairman of the Trustees           President of the Funds
November 20, 2002

REPORT FROM FUND MANAGEMENT

This fund is managed by the
Putnam Tax Exempt Fixed-Income Team

Amidst the dramatic decline in stock prices and personal wealth, capital preservation has become a top priority for investors. Sheltering those gains from taxes is also imperative if investors are going to keep more of their investment earnings. Putnam California Tax Exempt Money Market Fund provided shareholders with these advantages and a welcome haven from the financial and global uncertainty during the year ended September 30, 2002. Although historically low interest rates and a voracious demand for California tax-free short-term debt have complicated our search for attractive income, our dedication to high-quality securities has maintained the fund's stable $1.00 net asset value. The fund underperformed the average for its Lipper category over the period, due in part to this focus on high quality. (This Lipper California Tax Exempt Money Market Fund Average is also used as the fund's benchmark.) For longer-term performance information, please see page 6.

Total return for 12 months ended 9/30/02

                              NAV
-----------------------------------------------------------------------
                             0.82%
-----------------------------------------------------------------------

Past performance is no indication of future results. Performance information for longer periods and explanation of performance calculation methods begin on page 6.

* WEAK ECONOMY KEEPS INTEREST RATES LOW

Midway through the fund's fiscal year, which ended September 30, 2002, there were indications that the U.S. economy was poised to recover late in 2002. Even the Federal Reserve Board, with its neutral bias, was beginning to anticipate improving fundamentals. However, by the close of the fund's fiscal year on September 30, a stream of disheartening news concerning corporate malfeasance, layoffs, and slowed consumer spending had thoroughly doused this premature optimism. The deterioration in economic fundamentals has contributed to a steady decline in consumer confidence since May. As the fiscal year ended, consumer demand, which has kept the economy chugging along, appeared to be slowing as a result.

With the changes in growth expectations have come changes in the Federal Reserve Board's monetary policy, and ultimately, in our efforts to adjust the portfolio in response to macroeconomic factors and Putnam's outlook. During the final quarter of 2001, when the Federal Reserve Board reduced the federal funds rate from 3% to 1.75%, we attempted to keep the fund's income stream as high as possible by extending the portfolio's weighted average days to maturity. By doing this, we were able to lock in the highest level of income for as long as possible.

Early in 2002, investors began to anticipate the likelihood of rising interest rates in response to signs of stronger economic growth. We believed that the market's expectations were premature and took advantage of the concurrent rise in short-term rates by purchasing daily and weekly variable-rate demand notes (VRDNs). These short-term instruments helped the fund respond more readily to the potential for rising interest rates. Midway through the fiscal year, the fund's weighted average days to maturity stood at 39 days.

However, when stronger economic growth failed to materialize over the summer months, the Fed's outlook became more cautious. Needless to say, the increase in the federal funds rate never materialized. Reversing course, investors began to anticipate a Fed easing of 25 basis points, which would have pushed the federal funds rate down to 1.50%. This expectation of a rate reduction caused the yield curve to become inverted. For the balance of the fund's fiscal year, we thought that a drop in short-term rates was unlikely and assumed a neutral position -- buying shorter-maturity instruments as portfolio holdings matured. On September 30, the fund's weighted average days to maturity was 10 days.

* HIGH DEMAND, LOW SUPPLY LIMIT  BUYING OPPORTUNITIES

Finding investment opportunities across California's tax-free money market universe continues to be difficult. The amount of new issuance coming to market has been moderate but demand remains extremely high. Furthermore, we've seen an increase in retail demand for tax-free money-market eligible securities, as more investors seek conservative alternatives to the stock market's volatility. In addition, yields on California's tax-free money market are below the national average, since tax rates in the Golden State are above the national average -- making tax relief an important investment strategy. This imbalance is keeping short-term yields historically low. (High demand pushes prices up, which forces yields down.)

Fund Profile

Putnam California Tax Exempt Money Market Fund is designed for investors seeking current income exempt from state and federal income tax, consistent with capital preservation, stability of principal, and liquidity.

We're committed to finding tax-exempt notes at the longer end of the fund's acceptable maturity range (up to 13 months) to extend the average days to maturity. In the meantime, we'll continue to buy weekly and daily variable-rate demand notes. As of the close of the fund's fiscal year, weekly and daily VRDNs were trading at an attractive yield premium to one-year tax-exempt notes. As of September 30, the fund had 89% of its assets invested in variable-rate demand notes. The remaining 11% of assets were invested in tax-exempt notes and other short-term instruments.

In these more difficult economic times, we are as committed as ever to superior quality. Most fund holdings are insured or backed by a letter of credit from an approved bank, corporate issuer, or insurance company; those that do not have such backing must meet the rigorous requirements of our internal credit research team. While we believe our quality commitment is a worthy endeavor, it can limit the range of acceptable investment choices as well as the fund's yield. Nevertheless, we believe shareholders consider this emphasis a worthwhile risk/reward tradeoff.

* CAUTIOUS OUTLOOK UNTIL UNCERTAINTY CLEARS

As we look to the fund's new fiscal year, we're maintaining our neutral view of the markets. With so much in question as of this writing -- from the direction of interest rates to the potential for an outbreak of renewed hostilities in the Middle East -- there is far too much uncertainty to take on unnecessary risk. We believe such a cautious approach will maximize the fund's flexibility and enable us to move quickly once interest rates start to rise. Once the direction of interest rates becomes more apparent, we'll be looking for opportunities to augment the fund's income stream by locking in longer-maturity instruments should interest rates begin to rise.

The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of 9/30/02, there is no guarantee the fund will continue to hold these securities in the future. Money market funds are not insured or guaranteed by the Federal Deposit Insurance Corporation
(FDIC) or any other governmental agency. Although the fund seeks to maintain a constant share price of $1.00, it is possible to lose money by investing in this fund.

The fund is managed by the Putnam Tax Exempt Fixed-Income Team. The members of the team are Joyce Dragone (Portfolio Leader), Richard Wyke (Portfolio Member), Paul Drury, Susan McCormack, David Hamlin, and Jerome Jacobs.

PERFORMANCE COMPARISONS (9/30/02)

                                               Current      After-tax
                                               return*       return
-----------------------------------------------------------------------
Passbook savings account                        0.75%         0.42%
-----------------------------------------------------------------------
Taxable money market fund 7-day yield           1.25          0.70
-----------------------------------------------------------------------
3-month certificate of deposit                  1.76          0.98
-----------------------------------------------------------------------
Putnam California Tax Exempt Money Market Fund
(7-day yield)                                   0.68          0.68
-----------------------------------------------------------------------

The net asset value of money market mutual funds is uninsured and designed to be fixed, while distributions vary daily. Investment returns will fluctuate. The principal value on passbook savings and on bank CDs is generally insured up to certain limits by state and federal agencies. Unlike stocks, which incur more risk, CDs offer a fixed rate of return. Unlike money market funds, bank CDs may be subject to substantial penalties for early withdrawals. After-tax return assumes a 44.31% combined 2002 state and federal income tax rate.

*Sources: FleetBoston (passbook savings), Federal Reserves (3-month CDs),
 IBC/Donaghue's Money Fund Report (taxable money market fund compound 7-day yield).


PUTNAM'S POLICY ON CONFIDENTIALITY

In order to conduct business with our shareholders, we must obtain certain personal information such as account holders' addresses, telephone numbers, Social Security numbers, and the names of their financial advisors. We use this information to assign an account number and to help us maintain accurate records of transactions and account balances.

It is our policy to protect the confidentiality of your information, whether or not you currently own shares of our funds, and in particular, not to sell information about you or your accounts to outside marketing firms. We have safeguards in place designed to prevent unauthorized access to our computer systems and procedures to protect personal information from unauthorized use.

Under certain circumstances, we share this information with outside vendors who provide services to us, such as mailing and proxy solicitation. In those cases, the service providers enter into confidentiality agreements with us, and we provide only the information necessary to process transactions and perform other services related to your account. We may also share this information with our Putnam affiliates to service your account or provide you with information about other Putnam products or services. It is also our policy to share account information with your financial advisor, if you've listed one on your Putnam account.

If you would like clarification about our confidentiality policies or have any questions or concerns, please don't hesitate to contact us at 1-800-225-1581, Monday through Friday, 8:30 a.m. to 7:00 p.m., or
Saturdays from 9:00 a.m. to 5:00 p.m. Eastern Time.


PERFORMANCE SUMMARY

This section provides information about your fund's performance, which should always be considered in light of its investment strategy.

TOTAL RETURN FOR PERIODS ENDED 9/30/02

                                   Merrill Lynch  Lipper California
                                      91-Day         Tax Exempt
                     Fund shares   Treasury Bill    Money Market     Consumer
                       at NAV          Index        Fund Average    price index
-------------------------------------------------------------------------------
1 year                  0.82%          1.99%            0.98%          1.46%
-------------------------------------------------------------------------------
5 years                11.60          25.53            12.28          12.09
Annual average          2.22           4.65             2.34           2.31
-------------------------------------------------------------------------------
10 years               25.93          57.97            28.30          27.95
Annual average          2.33           4.68             2.52           2.50
-------------------------------------------------------------------------------
Annual average
(life of fund, since
10/26/87)               3.04           5.48             3.22           3.06
-------------------------------------------------------------------------------
Current return (end of period)
-------------------------------------------------------------------------------
Current 7-day yield 1   0.68%
-------------------------------------------------------------------------------
Taxable
equivalent 2            1.22
-------------------------------------------------------------------------------
Current 30-day yield 1  0.52
-------------------------------------------------------------------------------
Taxable
equivalent 2            0.93
-------------------------------------------------------------------------------

1 The 7-day and 30-day yields are the two most common gauges for measuring money market mutual fund performance. Yield more closely reflects current performance than total return.

2 Assumes maximum 44.31% combined 2002 state and federal income tax rate. Results for investors subject to lower tax rates would not be as advantageous. For some investors, investment income may also be subject to the federal alternative minimum tax. Investment income may be subject to state and local taxes.

Past performance does not indicate future results. More recent returns may be less or more than those shown. Investment return will fluctuate.

Performance is calculated at net asset value. There is no sales charge. Yield more closely reflects current performance than total return.


DISTRIBUTION INFORMATION 12 MONTHS ENDED 9/30/02
-------------------------------------------------------------------------------
Distributions
(number)                                    12
-------------------------------------------------------------------------------
Income                                  $0.008136
-------------------------------------------------------------------------------
  Total                                 $0.008136
-------------------------------------------------------------------------------


TERMS AND DEFINITIONS

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Net asset value (NAV) is the price, or value, of one share of a mutual fund, without a sales charge. NAVs fluctuate with market conditions. The NAV is calculated by dividing the net value of all the fund's assets by the number of outstanding shares.


COMPARATIVE BENCHMARKS

Merrill Lynch 91-Day Treasury Bill Index* is an unmanaged index that seeks to measure the performance of U.S. Treasury bills available in the marketplace.

Lipper California Tax Exempt Money Market Fund Average* is an arithmetic average of the total return of all California tax-exempt money market mutual funds.

Consumer price index (CPI) is a commonly used measure of inflation; it does not represent an investment return.

Lipper Inc. is a third-party industry ranking entity that ranks funds (without sales charges) with similar current investment styles or objectives as determined by Lipper.

*Indexes assume reinvestment of all distributions and do not account for fees. Securities and performance of a fund and an index will differ. You cannot invest directly in an index.


A GUIDE TO THE FINANCIAL STATEMENTS

These sections of the report, as well as the accompanying Notes, preceded by the Report of independent accountants, constitute the fund's financial statements.

The fund's portfolio lists all the fund's investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund's net assets and share price are determined. All investment and noninvestment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the net assets allocated to remarketed preferred shares.)

Statement of operations shows the fund's net investment gain or loss. This is done by first adding up all the fund's earnings -- from dividends and interest income -- and subtracting its operating expenses to determine net investment income (or loss). Then, any net gain or loss the fund realized on the sales of its holdings -- as well as any unrealized gains or losses over the period -- is added to or subtracted from the net investment result to determine the fund's net gain or loss for the fiscal year.

Statement of changes in net assets shows how the fund's net assets were affected by distributions to shareholders and by changes in the number of the fund's shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned.

Financial highlights provide an overview of the fund's investment results, per-share distributions, expense ratios, net investment income ratios, and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlight table also includes the current reporting period. For open-end funds, a separate table is provided for each share class.


REPORT OF INDEPENDENT ACCOUNTANTS

The Board of Trustees and Shareholders
Putnam California Tax Exempt Money Market Fund

We have audited the accompanying statement of assets and liabilities of Putnam California Tax Exempt Money Market Fund, including the fund's portfolio, as of September 30, 2002, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and financial highlights for each of the years in the four-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform our audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2002 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Putnam California Tax Exempt Money Market Fund as of September 30, 2002, the results of its operations for the year then ended, and changes in its net assets for each of the years in the two-year period then ended and financial highlights for each of the years in the four-year period then ended in conformity with accounting principles generally accepted in the United
States of America.

                                                       KPMG  LLP
Boston, Massachusetts
November 1, 2002




THE FUND'S PORTFOLIO
September 30, 2002

KEY TO ABBREVIATIONS
AMBAC               -- AMBAC Indemnity Corporation
COP                 -- Certificate of Participation
FSA                 -- Financial Security Assurance
G.O. Bonds          -- General Obligation Bonds
LOC                 -- Letter of Credit
VRDN                -- Variable Rate Demand Notes

MUNICIPAL BONDS AND NOTES (96.4%) (a)
PRINCIPAL AMOUNT                                                                          RATING (RAT)        VALUE
California (96.4%)
-------------------------------------------------------------------------------------------------------------------
           $800,000 ABAG Fin. Auth. VRDN, Ser. C, 1.55s, 10/1/27
                    (BNP Paribas (LOC))                                                   A-1              $800,000
            900,000 Alameda-Contra Costa Schools Fin. Auth. VRDN,
                    Ser. A, 1.6s, 7/1/16 (Bank of Nova Scotia (LOC))                      A+                900,000
          1,200,000 CA Economic Dev. Fin. Auth. VRDN (Volk Enterprises),
                    1.6s, 6/1/21 (Harris Trust and Savings Bank (LOC))                    A-1+            1,200,000
                    CA Poll. Control Fin. Auth. VRDN
          2,000,000 (Sierra Pacific Indl. Project), 1.6s, 2/1/13
                    (Bank of America (LOC))                                               VMIG1           2,000,000
          1,205,000 (Southdown, Inc.), 1 1/4s, 2/15/13
                    (Societe Generale (LOC))                                              VMIG1           1,205,000
                    CA State G.O. Bonds
            140,000 5 3/8s, 10/1/02                                                       A1                140,012
             10,000 5 3/8s, 10/1/02                                                       A1                 10,001
          1,300,000 Indio, Multi-Fam. VRDN (Hsg. Mtg. -Carreon), Ser. A,
                    1.56s, 8/1/26 (Redlands Federal Bank (LOC))                           A-1+            1,300,000
          1,200,000 Irvine Ranch, Wtr. Dist. VRDN (Cons. Bonds), Ser. B,
                    2 1/4s, 10/1/09 (Landesbank Hessen
                    Thueringen (LOC))                                                     A-1+            1,200,000
          1,000,000 Long Beach Fin. Auth. VRDN (Long Beach Museum
                    of Art), 1.6s, 9/1/09 (Bank One NA (LOC))                             A+              1,000,000
            200,000 Los Angeles Cnty., School Regl. Bus. Svc. COP, Ser. A,
                    AMBAC, 3s, 3/1/03                                                     Aaa               201,164
                    Los Angeles, Cmnty. Redev. Agcy. VRDN
            275,000 (Alpha Partnership), 2.45s, 12/1/13
                    (Wells Fargo & Co. (LOC))                                             A-1+              275,000
            200,000 (Southeast Partnership), 2.45s, 12/1/13
                    (Wells Fargo & Co. (LOC))                                             A-1+              200,000
            155,000 Los Angeles, Dept. of Wtr. & Pwr. Rev. Bonds,
                    5s, 2/15/03                                                           Aaa               157,031
          1,200,000 Oakland, VRDN (Cap. Equip.), 1.6s, 12/1/15
                    (Landesbank Hessen Thueringen (LOC))                                  VMIG1           1,200,000
          1,300,000 Ontario, Multi- Fam. VRDN (Res. Park Mtg. Ctr.), Ser. A,
                    FRB, 2.2s, 8/1/07 (Royal Bank of Canada LOC))                         VMIG1           1,300,000
          1,100,000 Orange Cnty., VRDN, AMBAC, 1.55s, 8/1/13                              VMIG1           1,100,000
          1,300,000 Pajaro Valley, Unified School Dist. VRDN (School Fac.
                    Bridge Funding Program), FSA, 1.65s, 9/1/23                           VMIG1           1,300,000
          1,200,000 Pasadena Unified School Dist. G.O. Bonds
                    (Election of 1997), FSA, 3 1/2s, 11/1/02                              Aaa             1,201,553
            270,000 Sacramento Redev. Agcy. Tax Alloc. Rev. Bonds
                    (Merged Downtown Sacramento), Ser. A, FSA,
                    4 3/4s, 11/1/02                                                       Aaa               270,701
          1,300,000 San Francisco, City & Cnty. Redev. Agcy. Multi-Fam.
                    VRDN, Ser. A, 1.575s, 10/1/10                                         VMIG1           1,300,000
            600,000 Santa Ana VRDN (Multi-Modal Town & Country),
                    1.55s, 10/1/20 (BNP Paribas (LOC))                                    A-1+              600,000
          1,300,000 Stockton, Multi-Fam. Hsg. VRDN (Mariner's
                    Pointe Assoc.), Ser. A, 1.55s, 9/1/18 (Credit Suisse
                    First Boston (LOC))                                                   A-1+            1,300,000
          1,205,000 Sweetwater, High School VRDN, FSA, 1.65s, 6/1/13                      VMIG1           1,205,000
          1,700,000 Three Valleys, Muni. Wtr. Dist. VRDN, 1.6s, 11/1/14
                    (Bank of Nova Scotia (LOC))                                           VMIG1           1,700,000
          1,900,000 Westminster, VRDN (Civic Ctr.), Ser. B, AMBAC,
                    1.65s, 6/1/24                                                         AAA             1,900,000
-------------------------------------------------------------------------------------------------------------------
                    Total Investments (cost $24,965,462)                                                $24,965,462
-------------------------------------------------------------------------------------------------------------------

  (a) Percentages indicated are based on net assets of $25,910,080.

(RAT) The Moody's or Standard & Poor's ratings indicated are believed to be the most recent ratings available at September 30, 2002 for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at September 30, 2002. Securities rated by Putnam are indicated by "/P"and are not publicly rated. Ratings are not covered by the Report of independent accountants.

      Moody's Investor Service, Inc. and Standard & Poor's Corp. are the leading independent rating agencies for debt securities. Moody's uses the designation "Moody's Investment Grade", or "MIG", for most short-term municipal obligations, adding a "V" ("VMIG") for bonds with a demand or variable feature; the designation "P" is used for tax exempt commercial paper. Standard & Poor's uses "SP" for notes maturing in three years or less, "A" for bonds with a demand or variable feature.

      Moody's Investor Service, Inc.
      MIGI/VMIGI = Best quality; strong protection of cash flows, superior liquidity and broad access to refinancing
      MIG2/VMIG2 = High quality; ample protection of cash flows, liquidity support and ability to refinance
      Aaa = Extremely strong capacity to pay interest and repay principal
      Aa = Strong capacity to pay interest and repay principal and differs from the higher rated issues only in a small degree
      P-1 = Superior capacity for repayment
      P-2 = Strong capacity for repayment

      Standard & Poor's Corp.
      SP-1+ = Very strong capacity to pay principal and interest
      SP-1 = Strong capacity to pay principal and interest
      SP-2 = Satisfactory capacity to pay principal and interest
      A-1+ = Extremely strong degree of safety
      A-1 = Strong degree of safety
      A-2 = Satisfactory capacity for timely repayment
      AAA = Extremely strong capacity to pay interest and repay principal
      AA = Strong capacity to pay interest and repay principal and differs from the higher rated issues only in a small degree

      The rates shown on VRDNs are the current interest rates shown at September 30, 2002, which are subject to change based on the terms of the security.

      The fund had the following industry group concentrations greater than 10% at September 30, 2002 (as a percentage of net assets):

          Utilities       12.4%

      The fund had the following insurance concentrations greater than 10% at September 30, 2002 (as a percentage of net assets):

          FSA             15.4%
          AMBAC           12.4

      The accompanying notes are an integral part of these financial statements.




STATEMENT OF ASSETS AND LIABILITIES
September 30, 2002
Assets
-------------------------------------------------------------------------------------------
Investments in securities, at amortized cost (Note 1)                           $24,965,462
-------------------------------------------------------------------------------------------
Cash                                                                                893,356
-------------------------------------------------------------------------------------------
Interest and other receivables                                                       98,900
-------------------------------------------------------------------------------------------
Receivable for shares of the fund sold                                               43,923
-------------------------------------------------------------------------------------------
Total assets                                                                     26,001,641

Liabilities
-------------------------------------------------------------------------------------------
Distributions payable to shareholders                                                 9,706
-------------------------------------------------------------------------------------------
Payable for shares of the fund repurchased                                            8,458
-------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                         29,725
-------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                            3,236
-------------------------------------------------------------------------------------------
Payable for compensation of Trustees (Note 2)                                         9,844
-------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                            850
-------------------------------------------------------------------------------------------
Other accrued expenses                                                               29,742
-------------------------------------------------------------------------------------------
Total liabilities                                                                    91,561
-------------------------------------------------------------------------------------------
Net assets                                                                      $25,910,080

Represented by
-------------------------------------------------------------------------------------------
Paid-in capital (Note 4)                                                        $25,910,080
-------------------------------------------------------------------------------------------
Net asset value, offering and redemption price per class A share
($25,910,080 divided by 25,910,080 shares)                                            $1.00
-------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.




STATEMENT OF OPERATIONS
Year ended September 30, 2002
Interest income:                                                                   $423,075
-------------------------------------------------------------------------------------------

Expenses:
-------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                    118,932
-------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                       57,859
-------------------------------------------------------------------------------------------
Compensation of Trustees (Note 2)                                                     6,488
-------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                      4,908
-------------------------------------------------------------------------------------------
Auditing                                                                             22,249
-------------------------------------------------------------------------------------------
Other                                                                                22,482
-------------------------------------------------------------------------------------------
Total expenses                                                                      232,918
-------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                          (16,282)
-------------------------------------------------------------------------------------------
Net expenses                                                                        216,636
-------------------------------------------------------------------------------------------
Net investment income                                                               206,439
-------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                               $206,439
-------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.




STATEMENT OF CHANGES IN NET ASSETS

                                                                      Year ended September 30
                                                              ------------------------------------
                                                                           2002               2001
--------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
--------------------------------------------------------------------------------------------------
Operations:
--------------------------------------------------------------------------------------------------
Net investment income                                                  $206,439           $647,959
--------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                    206,439            647,959
--------------------------------------------------------------------------------------------------
Distributions to shareholders: (Note 1)
--------------------------------------------------------------------------------------------------
  From net investment income                                           (206,439)          (647,959)
--------------------------------------------------------------------------------------------------
Increase (decrease) from capital share transactions (Note 4)            526,163         (2,943,698)
--------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                                 526,163         (2,943,698)

Net assets
--------------------------------------------------------------------------------------------------
Beginning of year                                                    25,383,917         28,327,615
--------------------------------------------------------------------------------------------------
End of year                                                         $25,910,080        $25,383,917
--------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.




FINANCIAL HIGHLIGHTS
(For a common share outstanding throughout the period)

CLASS A
-----------------------------------------------------------------------------------------------------
Per-share
operating performance                                    Year ended September 30
-----------------------------------------------------------------------------------------------------
                                        2002         2001         2000         1999         1998
-----------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                    $1.00        $1.00        $1.00        $1.00        $1.00
-----------------------------------------------------------------------------------------------------
Investment operations:
-----------------------------------------------------------------------------------------------------
Net investment income                $0.0081      $0.0242      $0.0274      $0.0220      $0.0281
-----------------------------------------------------------------------------------------------------
Total from
investment operations                $0.0081      $0.0242      $0.0274      $0.0220      $0.0281
-----------------------------------------------------------------------------------------------------
Total distributions                 $(0.0081)    $(0.0242)    $(0.0274)    $(0.0220)    $(0.0281)
-----------------------------------------------------------------------------------------------------
Net asset value,
end of period                          $1.00        $1.00        $1.00        $1.00        $1.00
-----------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)                  0.82         2.45         2.78         2.22         2.85
-----------------------------------------------------------------------------------------------------

Ratios and supplemental data
-----------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                       $25,910      $25,384      $28,328      $29,275      $29,464
-----------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                .88          .84          .81          .73          .75
-----------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                .78         2.40         2.72         2.26         2.89
-----------------------------------------------------------------------------------------------------

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) Includes amounts paid through expense offset arrangements (Note 2).

    The accompanying notes are an integral part of these financial statements.



NOTES TO FINANCIAL STATEMENTS
September 30, 2002

Note 1
Significant accounting policies

Putnam California Tax Exempt Money Market Fund (the "fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The fund seeks as high a level of current income exempt from federal and California personal income tax as is consistent with preservation of capital, maintenance of liquidity and stability of principal by investing primarily in a diversified portfolio of short-term California tax-exempt securities.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A) Security valuation The valuation of the fund's portfolio instruments is determined by means of the amortized cost method (which approximates market value) as set forth in Rule 2a-7 under the Investment Company Act of 1940. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity.

B) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Interest is recorded on the accrual basis.
Premiums and discounts from purchases of short-term investments are amortized/accreted at a constant rate until maturity.

C) Federal taxes It is the policy of the fund to distribute all of its income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

D) Distributions to shareholders Income dividends are recorded daily by the fund and are paid monthly to the shareholders.

Note 2
Management fee, administrative
services and other transactions

Compensation of Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam Investments, LLC, for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.45% of the first $500 million of average net assets, 0.35% of the next $500 million, 0.30% of the next $500 million, 0.25% of the next $5 billion, 0.225% of the next $5 billion, 0.205% of the next $5 billion, 0.19% of the next $5 billion and 0.18% thereafter.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by Putnam Fiduciary Trust Company (PFTC), a wholly-owned subsidiary of Putnam, LLC. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

The fund has entered into an arrangement with PFTC whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's expenses. For the year ended September 30, 2002, the fund's expenses were reduced by $16,282 under these arrangements. Each independent Trustee of the fund receives an annual Trustee fee, of which $302 has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as a Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of Trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

The fund has adopted a distribution plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plan is to compensate Putnam Retail Management, a wholly-owned subsidiary of Putnam, LLC and Putnam Retail Management GP, Inc., for services provided and expenses incurred by it in distributing shares of the fund. The Plan provides for payment by the fund to Putnam Retail Management at an annual rate of up to 0.35% of the fund's average net assets. Currently, no payments are being made under the plan.

For the year ended September 30, 2002, Putnam Retail Management, acting as underwriter receives proceeds from contingent deferred sales charges that apply to certain shares that have been exchanged from other Putnam funds. Putnam Retail Management received no monies in contingent deferred sales charges from such redemptions.

Note 3
Purchases and sales of securities

During the year ended September 30, 2002, cost of purchases and proceeds from sales (including maturities) of investment securities (all short-term obligations) aggregated $22,638,878 and $24,965,462, respectively.

Note 4
Capital shares

At September 30, 2002, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares at a constant net asset value of $1.00 per share were as follows:

                                                  Year ended September 30,
---------------------------------------------------------------------------
Class A                                           2002                2001
---------------------------------------------------------------------------
Shares sold                                 16,472,847          19,228,906
---------------------------------------------------------------------------
Shares issued in connection
with reinvestment
of distributions                               215,594             637,469
---------------------------------------------------------------------------
                                            16,688,441          19,866,375

Shares repurchased                         (16,162,278)        (22,810,073
---------------------------------------------------------------------------
Net increase (decrease)                        526,163          (2,943,698)
---------------------------------------------------------------------------


FEDERAL TAX INFORMATION
(Unaudited)

The fund has designated 100% of dividends paid from net investment income during the fiscal year as tax exempt for Federal income tax purposes.

The Form 1099 you receive in January 2003 will show the tax status of all distributions paid to your account in calendar 2002.



TRUSTEES

Name, Address, 1 Date of Birth,
Position(s) Held with Fund
and Length of Service              Principal Occupation(s)
as a Putnam Fund Trustee2          During Past 5 Years           Other Directorships Held by Trustee
-------------------------------------------------------------------------------------------------------
Jameson A. Baxter (9/6/43),        President, Baxter             Director of ASHTA Chemicals, Inc.,
Trustee since 1994                 Associates, Inc.              Banta Corporation (a printing and
                                   (a management                 digital imaging firm), Intermatic
                                   consulting and private        Corporation (manufacturer of energy
                                   investments firm)             control products), Ryerson Tull, Inc.
                                                                 (a steel service corporation),
                                                                 Advocate Health Care, and the
                                                                 National Center for Nonprofit
                                                                 Boards. Chairman Emeritus
                                                                 of the Board of Trustees, Mount
                                                                 Holyoke College. Also held various
                                                                 positions in investment banking and
                                                                 corporate finance, including Vice
                                                                 President and principal of the
                                                                 Regency Group and consultant to
                                                                 First Boston Corp.

Charles B. Curtis (4/27/40),       President and Chief           Member of the Council on Foreign
Trustee since 2001                 Operating Officer,            Relations, the Electric Power
                                   Nuclear Threat                Research Institute Advisory Council,
                                   Initiative (a private         the Board of Directors of the Gas
                                   foundation dedicated          Technology Institute, the University
                                   to reducing the threat        of Chicago Board of Governors for
                                   of weapons of mass            Argonne National Laboratory, the
                                   destruction), also serves     Board of Directors of the
                                   as Senior Advisor to the      Environment and Natural Resources
                                   United Nations                Program Steering Committee,
                                   Foundation                    John F. Kennedy School of
                                                                 Government, Harvard University.
                                                                 Prior to 2002, Mr. Curtis was a
                                                                 member of the Board of Directors of
                                                                 the Gas Technology Institute. Until
                                                                 2001, Mr. Curtis was a Member of
                                                                 the Department of Defense's Policy
                                                                 Board and Director of EG&G
                                                                 Technical Services, Inc. (fossil energy
                                                                 research and development support)
                                                                 and prior to May 1997, Mr. Curtis
                                                                 was Deputy Secretary of Energy.

John A. Hill (1/31/42),            Vice-Chairman and             Director of Devon Energy
Trustee since 1985 and             Managing Director,            Corporation (formerly known as
Chairman since 2000                First Reserve                 Snyder Oil Corporation),
                                   Corporation                   TransMontaigne Oil Company,
                                   (a registered investment      Continuum Health Partners of
                                   advisor investing in          New York, Sarah Lawrence College,
                                   companies in the              and various private companies owned
                                   world-wide energy             by First Reserve Corporation.
                                   industry on behalf of         Trustee of TH Lee, Putnam
                                   institutional investors)      Investment Trust (a closed-end
                                                                 investment company). Prior to
                                                                 acquiring First Reserve in 1983,
                                                                 Mr. Hill held executive positions
                                                                 with several advisory firms and
                                                                 various positions with the federal
                                                                 government, including Associate
                                                                 Director of the Office of Manage
                                                                 ment and Budget and Deputy
                                                                 Director of the Federal Energy
                                                                 Administration.

Ronald J. Jackson                  Private investor              Former Chairman, President, and
(12/17/43),                                                      Chief Executive Officer of Fisher-
Trustee since 1996                                               Price, Inc. (a toy manufacturer).
                                                                 Previously served as President and
                                                                 Chief Executive Officer of Stride-
                                                                 Rite, Inc. and Kenner Parker Toys.
                                                                 Also held financial and marketing
                                                                 positions with General Mills, Parker
                                                                 Brothers, and Talbots. President of
                                                                 the Kathleen and Ronald J. Jackson
                                                                 Foundation (charitable trust).
                                                                 Member of the Board of Overseers of
                                                                 WGBH (public television and radio).
                                                                 Member of the Board of Overseers of
                                                                 the Peabody Essex Museum.

Paul L. Joskow (6/30/47),          Elizabeth and James           Director, National Grid Group
Trustee since 1997                 Killian Professor of          (a UK-based holding company
                                   Economics and                 with interests in electric power,
                                   Management and                natural gas distribution, and
                                   Director of the Center        telecommunications networks), and
                                   for Energy and                the Whitehead Institute for
                                   Environmental Policy          Biomedical Research (a non-profit
                                   Research, Massachusetts       research institution). President of the
                                   Institute of Technology       Yale University Council. Prior to
                                                                 February 2002, March 2000, and
                                                                 September 1998, Dr. Joskow was a
                                                                 Director of State Farm Indemnity
                                                                 Company (an automobile insurance
                                                                 company), Director of New England
                                                                 Electric System (a public utility
                                                                 holding company) and a consultant
                                                                 to National Economic Research
                                                                 Associates, respectively.

Elizabeth T. Kennan                Chairman, Cambus-             Director, Northeast Utilities, and
(2/25/38),                         Kenneth Bloodstock (a         Talbots (a distributor of women's
Trustee since 1992                 limited liability company     apparel). Trustee of Centre College.
                                   involved in thoroughbred      Prior to 2001, Dr. Kennan was a
                                   horse breeding and            member of the Oversight Committee
                                   farming), President           of Folger Shakespeare Library.
                                   Emeritus of Mount             Prior to September 2000, June 2000,
                                   Holyoke College               and November 1999, Dr. Kennan
                                                                 was a Director of Chastain Real
                                                                 Estate, Bell Atlantic, and Kentucky
                                                                 Home Life Insurance, respectively.
                                                                 Prior to 1995, Dr. Kennan was a
                                                                 Trustee of Notre Dame University.
                                                                 For 12 years, she was on the faculty
                                                                 of Catholic University.

John H. Mullin, III                Chairman and CEO              Director Alex. Brown Realty, Inc.,
(6/15/41),                         of Ridgeway Farm              Sonoco Products, Inc. (a packaging
Trustee since 1997                 (a limited liability          company), The Liberty Corporation
                                   company engaged in            (a company engaged in the
                                   timber and farming)           broadcasting industry), and Progress
                                                                 Energy, Inc. (a utility company,
                                                                 formerly known as Carolina Power
                                                                 & Light). Trustee Emeritus of
                                                                 Washington & Lee University. Prior
                                                                 to October 1997, January 1998, and
                                                                 May 2001, Mr. Mullin was a Director
                                                                 of Dillon, Read and Co. Inc.,
                                                                 The Ryland Group, Inc., and
                                                                 Graphic Packaging International
                                                                 Corp., respectively.

Robert E. Patterson                Senior Partner of Cabot       Chairman of the Joslin Diabetes
(3/15/45),                         Properties, LLP and           Center, Trustee of SEA Education
Trustee since 1984                 Chairman of Cabot             Association, and Director of
                                   Properties, Inc.              Brandywine Trust Company (a trust
                                                                 company). Prior to February 1998,
                                                                 Mr. Patterson was Executive Vice
                                                                 President and Director of
                                                                 Acquisitions of Cabot Partners
                                                                 Limited Partnership. Prior to
                                                                 December 2001, Mr. Patterson was
                                                                 President and Trustee of Cabot
                                                                 Industrial Trust (publicly traded real
                                                                 estate investment trust). Prior to
                                                                 1990, Mr. Patterson was Executive
                                                                 Vice President of Cabot, Cabot &
                                                                 Forbes Realty Advisors, the
                                                                 predecessor of Cabot Partners, and
                                                                 prior to that was Senior Vice
                                                                 President of the Beal Companies.

W. Thomas Stephens                 Corporate Director            Director of Qwest Communications
(9/2/42),                                                        (communications company), Xcel
Trustee since 1997                                               Energy Incorporated (public utility
                                                                 company), TransCanada Pipelines,
                                                                 Norske Canada, Inc. (paper
                                                                 manufacturer) and Mail-Well
                                                                 (printing and envelope company).
                                                                 Prior to July 2001 and October 1999,
                                                                 Mr. Stephens was Chairman of Mail-
                                                                 Well and MacMillan-Bloedel (forest
                                                                 products company). Prior to 1996,
                                                                 Mr. Stephens was Chairman and
                                                                 Chief Executive Officer of
                                                                 Johns Manville.

W. Nicholas Thorndike              Director of various           Trustee of Northeastern University and
(3/28/33),                         corporations and              Honorary Trustee of Massachusetts
Trustee since 1992                 charitable                    General Hospital. Prior to
                                   organizations,                September 2000, April 2000, and
                                   including Courier             December 2001, Mr. Thorndike was
                                   Corporation (a book           a Director of Bradley Real Estate,
                                   manufacturer) and             Inc., a Trustee of Eastern Utilities
                                   Providence Journal Co.        Associates, and a Trustee of Cabot
                                   (a newspaper publisher)       Industrial Trust, respectively.
                                                                 Previously served as Chairman of the
                                                                 Board and managing partner of
                                                                 Wellington Management/Thorndike
                                                                 Doran Paine & Lewis, and Chairman
                                                                 and Director of Ivest Fund.

Lawrence J. Lasser*                President and Chief           Director of Marsh & McLennan
(11/1/42),                         Executive Officer             Companies, Inc. and the United Way
Trustee since 1992                 of Putnam                     of Massachusetts Bay. Member of the
Vice President since 1981          Investments Trust             Board of Governors of the Investment
                                   and Putnam Investment         Company Institute, Trustee of the
                                   Management, LLC               Museum of Fine Arts, Boston, a
                                                                 Trustee and Member of the Finance
                                                                 and Executive Committees of Beth
                                                                 Israel Deaconess Medical Center,
                                                                 Boston, and a Member of the
                                                                 CareGroup Board of Managers
                                                                 Investment Committee, the Council
                                                                 on Foreign Relations, and the
                                                                 Commercial Club of Boston.

George Putnam, III*                President, New                Director of The Boston Family
(8/10/51),                         Generation Research,          Office, L.L.C. (registered investment
Trustee since 1984 and             Inc. (a publisher of          advisor), Trustee of the SEA
President since 2000               financial advisory and        Education Association, Trustee of
                                   other research services       St. Mark's School, and Trustee of
                                   relating to bankrupt and      Shore Country Day School.
                                   distressed companies)         Previously, Mr. Putnam was an
                                   and New Generation            attorney with the firm of Dechert
                                   Advisers, Inc.                Price & Rhoads.
                                   (a registered
                                   investment adviser)

A.J.C. Smith (4/13/34),*           Director of Marsh &           Director of Trident Corp. (a limited
Trustee since 1986                 McLennan                      partnership with over 30 institutional
                                   Companies, Inc.               investors). Trustee of the Carnegie
                                                                 Hall Society, the Educational
                                                                 Broadcasting Corporation and the
                                                                 National Museums of Scotland.
                                                                 Chairman of the Central Park
                                                                 Conservancy. Member of the Board
                                                                 of Overseers of the Joan and
                                                                 Sanford I. Weill Graduate School
                                                                 of Medical Sciences of Cornell
                                                                 University. Fellow of the Faculty of
                                                                 Actuaries in Edinburgh, the
                                                                 Canadian Institute of Actuaries, and
                                                                 the Conference of Actuaries.
                                                                 Associate of the Society of Actuaries.
                                                                 Member of the American Actuaries,
                                                                 the International Actuarial
                                                                 Association and the International
                                                                 Association of Consulting Actuaries.
                                                                 Prior to May 2000 and November
                                                                 1999, Mr. Smith was Chairman and
                                                                 CEO, respectively, of Marsh &
                                                                 McLennan Companies, Inc.
--------------------------------------------------------------------------------------------------------
1 The address of each Trustee is One Post Office Square, Boston, MA 02109. As of September 30, 2002,
  there were 103 Putnam Funds.

2 Each Trustee serves for an indefinite term, until his or her resignation, death, or removal.

* Trustees who are or may be deemed to be "interested persons" (as defined in the Investment Company
  Act of 1940) of the fund, Putnam Management or Putnam Retail Management. Messrs. Putnam, III, Lasser,
  and Smith are deemed "interested persons" by virtue of their positions as officers or shareholders of the fund, or officers of Putnam Management, Putnam Retail Management, or Marsh & McLennan Companies,
  Inc., the parent company of Putnam Management and Putnam Retail Management. George Putnam, III, is
  the President of your Fund and each of the other Putnam Funds. Lawrence J. Lasser has been the
  President, Chief Executive Officer, and a Director of Putnam Investments Trust and Putnam Management
  since 1985, having begun his career there in 1969. Mr. Lasser currently also serves as a Director of
  Marsh & McLennan Companies, Inc., the parent company of Putnam Management.  A.J.C. Smith is a Director of Marsh & McLennan Companies, Inc.




OFFICERS

Name, Address, 1 Date of Birth,    Inception of Service
Position(s) Held with Fund         with the Putnam Funds         Principal Occupation(s) During Past 5 Years
---------------------------------------------------------------------------------------------------------------
Charles E. Porter (7/26/38),       Since 1989                    Managing Director, Putnam Investments
Executive Vice President,                                        Trust and Putnam Management
Treasurer & Principal
Financial Officer

Patricia C. Flaherty               Since 1993                    Senior Vice President, Putnam
(12/1/46),                                                       Investments Trust and Putnam Management
Senior Vice President

Michael T. Healy (1/24/58),        Since 2000                    Managing Director, Putnam
Assistant Treasurer and                                          Investments Trust
Principal Accounting
Officer

Karnig H. Durgarian                Since 2002                    Senior Managing Director of Putnam
(1/13/56),Vice President and                                     Investments Trust
Principal Executive Officer

Steven D. Krichmar                 Since 2002                    Managing Director of Putnam
(6/27/58), Vice President and                                    Investments Trust
Principal Financial Officer

Gordon H. Silver (7/3/47),         Since 1990                    Senior Managing Director, Putnam
Vice President                                                   Investments Trust and Putnam Management

Brett C. Browchuk                  Since 1994                    Managing Director, Putnam Investments
(2/27/63), Vice President                                        Trust and Putnam Management

Ian C. Ferguson (7/3/57),          Since 1997                    Senior Managing Director, Putnam
Vice President                                                   Investments Trust and Putnam Management

Richard G. Leibovitch              Since 1999                    Managing Director of Putnam Investments
(10/31/63), Vice President                                       Trust and Putnam Management. Prior to
                                                                 February 1999, Managing Director at
                                                                 J.P. Morgan.

Richard A. Monaghan                Since 1998                    Managing Director, Putnam Investments
(8/25/54),                                                       Trust, Putnam Management and Putnam
Vice President                                                   Retail Management

John R. Verani                     Since 1988                    Senior Vice President, Putnam
(6/11/39),                                                       Investments Trust and Putnam Management
Vice President

Stephen M. Oristaglio              Since 1998                    Senior Managing Director of Putnam
(8/21/55),                                                       Management. Prior to July 1998, Managing
Vice President                                                   Director, Swiss Bank Corp.

Jerome J. Jacobs                   Since 1996                    Managing Director of Putnam
(8/20/58),                                                       Management
Vice President
---------------------------------------------------------------------------------------------------------------
1 The address of each Officer is One Post Office Square, Boston, MA 02109.



PUTNAM IS A LEADER IN GLOBAL MONEY MANAGEMENT

Putnam Investments traces its heritage to the early 19th century when ship captains hired trustees to manage their money while they were away at sea. In a landmark 1830 decision that involved one such trustee, Massachusetts Supreme Judicial Court Justice Samuel Putnam established The Prudent Man Rule, a legal foundation for responsible money management. In 1937, his great-great grandson founded Putnam with The George Putnam Fund of Boston, the first fund to offer a balanced portfolio of stocks and bonds. Today, Putnam Investments is one of the largest investment management firms in the world, and this balanced approach remains the foundation of everything we do.

With 65 years of experience, Putnam now has over $280 billion in assets under management, over 100 mutual funds, more than 14 million shareholder accounts, and nearly 3,000 institutional and 401(k) clients.

We're one of the largest mutual fund companies in the United States.

Putnam has won the DALBAR award for service ten times in the past eleven years. Putnam offers products in every investment category, including growth, value, and blend as well as international and fixed-income.

Teamwork is a cornerstone of Putnam's investment philosophy. Our funds are managed by teams in a collaborative environment that promotes an active exchange of information.

Putnam's disciplined investment philosophy is based on style consistency. We aim for less volatility over the short term and strong, consistent performance over time. Our truth in labeling approach ensures that we adhere to every fund's stated objective, style, and risk positioning.

We are committed to helping financial advisors provide sound, sensible guidance, information, and expertise to help investors reach their financial goals.


SERVICES FOR SHAREHOLDERS

HELP YOUR INVESTMENT GROW

Set up a program for systematic investing with as little as $25 a month from a Putnam fund or from your own savings or checking account.
(Regular investing does not guarantee a profit or protect against loss in a declining market.)

SWITCH FUNDS EASILY

You can move money from one Putnam fund to another within the same class of shares without a service charge. (This privilege is subject to change or termination.)

ACCESS YOUR MONEY EASILY

You can have checks sent regularly or redeem shares any business day at the then-current net asset value, which may be more or less than the original cost of the shares. Class B and class C shares carry a sales charge that is applied to certain withdrawals.

HOW TO BUY ADDITIONAL SHARES

You may buy shares through your financial advisor or directly from Putnam. To open an account by mail, send a check made payable to the name of the fund along with a completed fund application. To add to an existing account, complete the investment slip found at the top of your Confirmation of Activity statement and return it with a check payable to your fund.

VISIT US AT WWW.PUTNAMINVESTMENTS.COM

A secure section of our Web site contains complete information on your account, including balances and transactions, updated daily. You may also conduct transactions, such as exchanges, additional investments, and address changes. Log on today to get your password.

USE OUR TOLL-FREE NUMBER

1-800-225-1581 Ask a helpful Putnam representative or your financial advisor for details about any of these or other services, or see your prospectus.


THE PUTNAM FAMILY OF FUNDS

The following is a complete list of Putnam's open-end mutual funds. Please call your financial advisor or Putnam at 1-800-225-1581 to obtain a prospectus for any Putnam fund. It contains more complete information, including charges and expenses. Please read it carefully before you invest or send money.

GROWTH FUNDS

Growth Opportunities Fund
Health Sciences Trust
International New Opportunities Fund
New Opportunities Fund
OTC & Emerging Growth Fund
Small Cap Growth Fund
Vista Fund
Voyager Fund
Voyager Fund II

BLEND FUNDS

Capital Appreciation Fund
Capital Opportunities Fund
Europe Growth Fund
Global Equity Fund
Global Natural Resources Fund
International Growth Fund
International Voyager Fund
Investors Fund
Research Fund
Tax Smart Equity Fund
Utilities Growth and Income Fund

VALUE FUNDS

Classic Equity Fund
Convertible Income-Growth Trust
Equity Income Fund
The George Putnam Fund of Boston
The Putnam Fund for Growth and Income
International Growth and Income Fund
Mid Cap Value Fund
New Value Fund
Small Cap Value Fund *

INCOME FUNDS

American Government Income Fund
Diversified Income Trust
Global Income Trust
High Yield Advantage Fund *
High Yield Trust
Income Fund
Intermediate U.S. Government Income Fund
Money Market Fund +
U.S. Government Income Trust

TAX-FREE INCOME FUNDS

Municipal Income Fund
Tax Exempt Income Fund
Tax Exempt Money Market Fund +
Tax-Free High Yield Fund
Tax-Free Insured Fund

State tax-free income funds

Arizona, California, Florida, Massachusetts, Michigan, Minnesota, New Jersey, New York, Ohio and Pennsylvania

State tax-free money market funds +

California, New York

ASSET ALLOCATION FUNDS

Putnam Asset Allocation Funds--three investment portfolios that spread your money across a variety of stocks, bonds, and money market investments.

The three portfolios:

Asset Allocation: Balanced Portfolio
Asset Allocation: Conservative Portfolio
Asset Allocation: Growth Portfolio

* Closed to new investors.

+ An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the funds seek to preserve your investment at $1.00 per share, it is possible to lose money by investing in the fund.

  Check your account balances and current performance at www.putnaminvestments.com.


FUND INFORMATION

ABOUT PUTNAM INVESTMENTS

One of the largest mutual fund families in the United States, Putnam Investments has a heritage of investment leadership dating back to Judge Samuel Putnam, whose Prudent Man Rule has defined fiduciary tradition and practice since 1830. Founded 65 years ago, Putnam Investments was built around the concept that a balance between risk and reward is the hallmark of a well-rounded financial program. We presently manage over 100 mutual funds in growth, value, blend, fixed income, and international.

INVESTMENT MANAGER

Putnam Investment Management, LLC
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Retail Management
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

INDEPENDENT ACCOUNTANTS

KPMG LLP

TRUSTEES

John A. Hill, Chairman
Jameson Adkins Baxter
Charles B. Curtis
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
Lawrence J. Lasser
John H. Mullin III
Robert E. Patterson
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

OFFICERS

George Putnam, III
President

Charles E. Porter
Executive Vice President, Treasurer
and Principal Financial Officer

Patricia C. Flaherty
Senior Vice President

Karnig H. Durgarian
Vice President and
Principal Executive Officer

Steven D. Krichmar
Vice President and Principal
Financial Officer

Michael T. Healy
Assistant Treasurer and
Principal Accounting Officer

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Ian C. Ferguson
Vice President

Brett C. Browchuk
Vice President

Stephen M. Oristaglio
Vice President

Jerome J. Jacobs
Vice President

Richard G. Leibovitch
Vice President

Richard A. Monaghan
Vice President

John R. Verani
Vice President


This report is for the information of shareholders of Putnam California Tax Exempt Money Market Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary and Putnam's Quarterly Ranking Summary. For more information or to request a prospectus, call toll free: 1-800-225-1581. The fund's Statement of Additional Information contains additional information about the fund's Trustees and is available without charge upon request by calling 1-800-225-1581.

Visit www.putnaminvestments.com or call a representative at 1-800-225-1581.

NOT FDIC INSURED, MAY LOSE VALUE, NO BANK GUARANTEE


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PUTNAM INVESTMENTS

The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109

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PRSRT STD
U.S. POSTAGE PAID
PUTNAM
INVESTMENTS
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For account balances, economic forecasts, and the latest on Putnam funds, visit
www.putnaminvestments.com


AN055-84048  064  11/02